Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2019
Retirement Benefits [Abstract]
Expense recognized for defined contribution savings plans, included in compensation and benefits and discontinued operations in the consolidated statements of income	The expense for the significant plans in the U.S., U.K., Netherlands and Canada is as follows (in millions):

Years ended December 31	2019	2018	2017
U.S.	$98	$98	$105
U.K.	41	45	43
Netherlands and Canada	25	25	25
Total	$164	$168	$173

Changes in Projected Benefit Obligations Fair Value of Plan Assets, Funded Status and Amount Recognized
The following tables provide a reconciliation of the changes in the projected benefit obligations and fair value of assets for the years ended December 31, 2019 and 2018, and a statement of the funded status as of December 31, 2019 and 2018, for Aon’s significant U.K., U.S., and other major pension plans, which are located in the Netherlands and Canada. These plans represent approximately 91% of the Company’s projected benefit obligations.

	U.K.		U.S.		Other
(millions)	2019	2018	2019	2018	2019	2018
Change in projected benefit obligation
At January 1	$4,129	$4,893	$2,877	$3,155	$1,271	$1,401
Service cost	—	—	—	—	—	—
Interest cost	109	109	108	99	27	27
Plan amendment	10	13	—	—	—	—
Settlements	(22)	(176)	—	—	—	—
Actuarial loss (gain)	594	(297)	373	(221)	177	(47)
Benefit payments	(168)	(160)	(166)	(156)	(42)	(43)
Foreign currency impact	127	(253)	—	—	(8)	(67)
As of December 31	$4,779	$4,129	$3,192	$2,877	$1,425	$1,271
Accumulated benefit obligation at end of year	$4,779	$4,129	$3,192	$2,877	$1,391	$1,247
Change in fair value of plan assets
At January 1	$5,225	$5,906	$1,796	$1,958	$1,155	$1,256
Actual return on plan assets	687	(125)	398	(141)	182	(19)
Employer contributions	78	97	38	135	19	20
Settlements	(22)	(176)	—	—	—	—
Benefit payments	(168)	(160)	(166)	(156)	(42)	(43)
Foreign currency impact	159	(317)	—	—	(11)	(59)
As of December 31	$5,959	$5,225	$2,066	$1,796	$1,303	$1,155
Market related value at end of year	$5,959	$5,225	$1,969	$1,981	$1,303	$1,155
Amount recognized in Statement of Financial Position as of December 31
Funded status	$1,180	$1,096	$(1,126)	$(1,081)	$(122)	$(116)
Unrecognized prior-service cost	40	30	1	3	(6)	(7)
Unrecognized loss	1,204	1,106	1,762	1,705	460	440
Net amount recognized	$2,424	$2,232	$637	$627	$332	$317

The following table provides an overview of the accumulated projected benefit obligation, fair value of plan assets, funded status and net amount recognized as of December 31, 2019 and 2018 for the Company’s other significant postretirement benefit plans located in the U.S. and Canada (in millions):

	2019	2018
Accumulated projected benefit obligation	$103	$91
Fair value of plan assets	16	14
Funded status	(87)	(77)
Unrecognized prior-service credit	(1)	(1)
Unrecognized (gain) loss	3	(6)
Net amount recognized	$(85)	$(84)

Amounts recognized in the Consolidated Statements of Financial Position
Amounts recognized in the Consolidated Statements of Financial Position consist of (in millions):

	U.K.		U.S.		Other
	2019	2018	2019	2018	2019	2018
Prepaid benefit cost (1)	$1,200	$1,113	$—	$—	$—	$—
Accrued benefit liability - current (2)	(1)	(1)	(50)	(46)	(5)	(5)
Accrued benefit liability - non-current (3)	(19)	(16)	(1,076)	(1,035)	(117)	(111)
Accumulated other comprehensive loss	1,244	1,136	1,763	1,708	454	433
Net amount recognized	$2,424	$2,232	$637	$627	$332	$317

(1)	Included in Prepaid pension

(2)	Included in Other current liabilities

(3)	Included in Pension, other postretirement, and postemployment liabilities

Amounts recognized in Accumulated other comprehensive loss that have not yet been recognized as components of net periodic benefit cost
Amounts recognized in Accumulated other comprehensive loss (income) that have not yet been recognized as components of net periodic benefit cost at December 31, 2019 and 2018 consist of (in millions):

	U.K.		U.S.		Other
	2019	2018	2019	2018	2019	2018
Net loss	$1,204	$1,106	$1,762	$1,705	$460	$440
Prior service cost (income)	40	30	1	3	(6)	(7)
Total	$1,244	$1,136	$1,763	$1,708	$454	$433

Components of net periodic benefit cost for the pension plans
Service cost is reported in Compensation and benefits and all other components are reported in Other income (expense) as follows (in millions):

	U.K.			U.S.			Other
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Service cost	$—	$—	$—	$—	$—	$—	$—	$—	$—
Interest cost	109	109	123	108	99	96	27	27	26
Expected return on plan assets, net of administration expenses	(191)	(192)	(199)	(136)	(144)	(140)	(40)	(45)	(47)
Amortization of prior-service cost	1	1	1	2	2	2	—	—	—
Amortization of net actuarial loss	29	28	31	53	59	50	12	12	11
Net periodic benefit (income) cost	(52)	(54)	(44)	27	16	8	(1)	(6)	(10)
Settlement expense	5	37	125	—	—	—	—	—	—
Total net periodic benefit cost (income)	$(47)	$(17)	$81	$27	$16	$8	$(1)	$(6)	$(10)

Weighted-average assumptions used to determine future benefit obligations and net periodic benefit cost
The weighted-average assumptions used to determine benefit obligations are as follows:

	U.K.		U.S. (1)		Other
	2019	2018	2019	2018	2019	2018
Discount rate	2.09%	2.95%	2.72 - 3.17%	3.92 - 4.26%	0.91 - 3.10%	1.89 - 3.88%
Rate of compensation increase	3.24 - 3.74%	3.73 - 4.23%	N/A	N/A	1.00 - 3.00%	1.00 - 3.00%
Underlying price inflation	1.78%	1.88%	N/A	N/A	2.00%	2.00%

(1)	U.S. pension plans are frozen and therefore not impacted by compensation increases or price inflation.
The weighted-average assumptions used to determine the net periodic benefit cost are as follows:

	U.K.			U.S.			Other
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Discount rate	2.95%	2.63%	2.77%	3.92 - 4.26%	3.27 - 3.61%	3.53 - 4.11%	1.89 - 3.88%	1.78 - 3.39%	1.85 - 3.81%
Expected return on plan assets, net of administration expenses	3.64%	3.34%	3.36%	7.05%	7.71%	7.88%	2.50 - 4.10%	1.70 - 4.85%	2.68 - 5.15%
Rate of compensation increase	3.73 - 4.23%	3.70 - 4.20%	3.70 - 4.20%	N/A	N/A	N/A	1.00 - 3.00%	1.00 - 3.00%	1.00 - 3.50%

Fair values of pension plan assets
The fair values of the Company’s other major pension plan assets at December 31, 2019 and December 31, 2018, by asset category, are as follows (in millions):

		Fair Value Measurements Using
	Balance at December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents (1)	$5	$5	$—	$—
Equity investments:
Pooled funds (2)	323	—	—	—
Fixed income investments:
Pooled funds (2)	907	—	—	—
Other investments:
Alternative investments (2) (3)	62	—	—	—
Real estate (2) (4)	6	—	—	—
Total	$1,303	$5	$—	$—

(1)	Consists of cash and institutional short-term investment funds.

(2)
Certain investments measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the above table are intended to permit reconciliation of the fair values to the amounts presented in the plan assets contained in this Note.

(3)	Consists of limited partnerships, private equity, and hedge funds.

(4)	Consists of property funds and trusts holding direct real estate investments.

		Fair Value Measurements Using
	Balance at December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents (1)	$10	$10	$—	$—
Equity investments:
Pooled funds (2)	281	—	—	—
Fixed income investments:
Derivatives	9	—	9	—
Pooled funds (2)	782	—	—	—
Other investments:
Alternative investments (2) (3)	63	—	—	—
Real estate (2) (4)	10	—	—	—
Total	$1,155	$10	$9	$—

(1)	Consists of cash and institutional short-term investment funds.

(2)
Certain investments measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the above table are intended to permit reconciliation of the fair values to the amounts presented in the plan assets contained in this Note.

(3)	Consists of limited partnerships, private equity, and hedge funds.
(4)
Consists of property funds and trusts holding direct real estate investments.
The fair values of the Company’s major U.K. pension plan assets at December 31, 2019 and December 31, 2018, by asset category, are as follows (in millions):

		Fair Value Measurements Using
	Balance at December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents (1)	$81	$81	$—	$—
Equity investments:
Pooled funds (2)	119	—	—	—
Fixed income investments:
Derivatives (3)	(1,205)	—	(1,205)	—
Government and agency bonds	2,667	2,667	—	—
Annuities	1,849	—	—	1,849
Pooled funds (2)	1,486	—	—	—
Other investments:
Real estate (2) (4)	180	—	—	—
Alternative investments (2) (5)	782	—	—	—
Total	$5,959	$2,748	$(1,205)	$1,849

(1)	Consists of cash and institutional short-term investment funds.

(2)
Certain investments measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the above table are intended to permit reconciliation of the fair values to the amounts presented in the plan assets contained in this Note.

(3)	Consists of equity securities and equity derivatives, including repurchase agreements.

(4)	Consists of property funds and trusts holding direct real estate investments.

(5)	Consists of limited partnerships, private equity, and hedge funds.

		Fair Value Measurements Using
	Balance at December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents (1)	$96	$96	$—	$—
Equity investments:
Pooled funds (2)	212	—	—	—
Fixed income investments:
Derivatives (3)	(949)	—	(949)	—
Corporate bonds	367	—	367	—
Government and agency bonds	2,079	2,079	—	—
Annuities	1,688	—	—	1,688
Pooled funds (2)	889	—	—	—
Other investments:
Real estate (2) (4)	149	—	—	—
Alternative investments (2) (5)	694	—	—	—
Total	$5,225	$2,175	$(582)	$1,688

(1)	Consists of cash and institutional short-term investment funds.

(2)
Certain investments measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the above table are intended to permit reconciliation of the fair values to the amounts presented in the plan assets contained in this Note.

(3)	Consists of equity securities and equity derivatives, including repurchase agreements.

(4)	Consists of property funds and trusts holding direct real estate investments.
(5)
Consists of limited partnerships, private equity, and hedge funds.
The fair values of the Company’s U.S. pension plan assets at December 31, 2019 and December 31, 2018, by asset category, are as follows (in millions):

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2019	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents (1)	$77	$77	$—	$—
Equity investments:
Equity securities	195	195	—	—
Equity derivatives	22	—	22	—
Pooled funds (2)	583	—	—	—
Fixed income investments:
Corporate bonds	128	—	128	—
Government and agency bonds	199	162	37	—
Asset-backed securities	3	—	3	—
Pooled funds (2)	545	—	—	—
Other investments:
Real estate (2) (3)	133	—	—	—
Alternative investments (2) (4)	181	—	—	—
Total	$2,066	$434	$190	$—

(1)	Consists of cash and institutional short-term investment funds.

(2)
Certain investments measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the above table are intended to permit reconciliation of the fair values to the amounts presented in the plan assets contained in this Note.

(3)	Consists of property funds and trusts holding direct real estate investments.

(4)	Consists of limited partnerships, private equity, and hedge funds.

		Fair Value Measurements Using
Asset Category	Balance at December 31, 2018	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Cash and cash equivalents (1)	$130	$130	$—	$—
Equity investments:
Equity securities	384	384	—	—
Equity derivatives	(14)	—	(14)	—
Pooled funds (2)	285	—	—	—
Fixed income investments:
Corporate bonds	111	—	111	—
Government and agency bonds	126	95	31	—
Asset-backed securities	2	—	2	—
Pooled funds (2)	417	—	—	—
Other investments:
Real estate and REITs (3)	78	78	—	—
Alternative investments (2) (4)	277	—	—	—
Total	$1,796	$687	$130	$—

(1)	Consists of cash and institutional short-term investment funds.

(2)
Certain investments measured at fair value using the net asset value per share practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in the above table are intended to permit reconciliation of the fair values to the amounts presented in the plan assets contained in this Note.

(3)	Consists of exchange traded real estate investment trusts (“REITs”).
(4)
Consists of limited partnerships, private equity, and hedge funds.

Changes in the Level 3 fair-value category
The following table presents the changes in the Level 3 fair-value category in the Company’s U.K. pension plans for the years ended December 31, 2019 and December 31, 2018 (in millions):

Fair Value Measurements Using Level 3 Inputs	Annuities
Balance at January 1, 2018	$1,909
Actual return on plan assets:
Relating to assets still held at December 31, 2018	(122)
Purchases, sales and settlements—net	7
Foreign exchange	(106)
Balance at December 31, 2018	1,688
Actual return on plan assets:
Relating to assets still held at December 31, 2019	113
Foreign exchange	48
Balance at December 31, 2019	$1,849

Estimated Future Benefit Payments
Estimated future benefit payments for plans, not including voluntary one-time lump sum payments, are as follows at December 31, 2019 (in millions):

	U.K.	U.S.	Other
2020	$164	$186	$43
2021	$154	$190	$44
2022	$160	$192	$46
2023	$167	$189	$46
2024	$172	$181	$47
2025 – 2029	$913	$887	$252

Other information related to the Company's other post-retirement benefit plans
Other information related to the Company’s other postretirement benefit plans are as follows:

	2019	2018	2017
Net periodic benefit cost recognized (millions)	$3	$3	$1
Weighted-average discount rate used to determine future benefit obligations	2.93 - 3.25%	3.91 - 4.26%	3.32 - 3.64%
Weighted-average discount rate used to determine net periodic benefit costs	3.91 - 4.26%	3.32 - 3.64%	3.71 - 4.15%